OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities	Other long-term liabilities consist of the following:
	As of December 31,
	2014	2015
Deposits from franchisees	167,332	215,424
Others	48,430	60,530
Total	215,762	275,954